Discontinued Operations - Schedule of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Sales, net	$ 0	$ 0	$ 0
Cost of sales	(276)	(220)	(1,170)
Gross loss	(276)	(220)	(1,170)
Operating expenses:
Research and development	(2)		(10)
Selling, marketing, general and administrative	(167)	(182)	(216)
Operating loss	(445)	(402)	(1,396)
Financial (expenses) income, net	(347)	162	(213)
Other income, net	2	2	415
Loss before income taxes	(790)	(238)	(1,194)
Tax benefit (expense)	3	(81)
Net loss from discontinued operations	$ (787)	$ (319)	$ (1,194)